Condensed Statements of Operations - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Operating costs	$ 5,494	$ 486,312	$ 353,484	$ 2,508,476	$ 1,022,553	$ 3,782,028
Legal fee discount		(681,811)		(681,811)
Income (loss) Loss from operations	(5,494)	195,499	(353,484)	(1,826,665)	(1,022,553)	(3,782,028)
Other income:
Interest income on marketable securities held in Trust Account		1,427,369	32,591	2,022,207	77,833	105,681
Foreign currency exchange gain (loss)		1,477	(183)	(19,465)	(764)	(1,475)
Change in fair value of warrant liabilities		1,787,000	6,105,583	6,552,334	7,892,583	9,381,750
Change in fair value of convertible note		(6,500)		(2,300)		(575,278)
Offering expenses related to warrant issuance					(575,278)	(575,278)
Total other income, net		3,209,346	6,137,991	8,552,776	7,394,374	8,910,678
Net income (loss)	$ (5,494)	$ 3,404,845	$ 5,784,507	$ 6,726,111	$ 6,371,821	$ 5,128,650
Class A Ordinary Shares
Other income:
Weighted average shares outstanding, Basic		34,500,000	34,500,000	34,500,000	26,917,582	28,828,767
Weighted average shares outstanding, Diluted		34,500,000	34,500,000	34,500,000	26,917,582	28,828,767
Earnings per share, Basic	$ 0	$ 0.08	$ 0.14	$ 0.16	$ 0.19	$ 0.14
Earnings per share, Diluted		$ 0.08	$ 0.14	$ 0.16	$ 0.19	$ 0.14
Class B Ordinary Shares [Member]
Other income:
Weighted average shares outstanding, Basic	7,500,000	8,625,000	7,500,000	8,625,000	7,500,000	8,440,068
Weighted average shares outstanding, Diluted	7,500,000	8,625,000	7,500,000	8,625,000	7,500,000	8,440,068
Earnings per share, Basic	$ 0	$ 0.08	$ 0.14	$ 0.16	$ 0.19	$ 0.14
Earnings per share, Diluted	$ 0	$ 0.08	$ 0.14	$ 0.16	$ 0.19	$ 0.14